Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

NKMAX held a majority of the voting power of Legacy NKGen before the Business Combination and continued to hold a majority of the voting power of the Company after the Business Combination. Therefore, as there was no change in control, the Business Combination was accounted for as a common control transaction with respect to Legacy NKGen along with a reverse recapitalization of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy NKGen with the Business Combination being treated as the equivalent of Legacy NKGen issuing shares for the net assets of Graf, accompanied by a recapitalization. The net assets of Graf were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Legacy NKGen and the accumulated deficit of Legacy NKGen has been carried forward after Closing.

Upon the consummation of the Business Combination, all of Legacy NKGen’s equity was converted into equity of the Company based upon an exchange ratio (“Exchange Ratio”). In addition, all stock options of Legacy NKGen were converted using the Exchange Ratio into options exercisable for shares of the Company with the same terms and vesting conditions. The Exchange Ratio as of September 29, 2023, the date of Closing, was approximately 0.408.

All periods prior to the Business Combination have been retrospectively adjusted using the Exchange Ratio to reflect the reverse recapitalization. In connection with the reverse recapitalization treatment of the Business Combination, all issued and outstanding securities of Graf upon Closing were treated as issuances of the Company upon the consummation of the Business Combination.

The accompanying financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States of America (“US GAAP”). The Company maintains its accounting records under the accrual method of accounting in conformity with US GAAP. The condensed consolidated balance sheet as of December 31, 2023 included herein was derived from the audited financial statements as of that date. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such regulations. Accordingly, these unaudited condensed consolidated financial statements and accompanying footnotes should be read in conjunction with NKGen’s financial statements as of and for the year ended December 31, 2023. The results for the interim periods are not necessarily indicative of results for the full year.

In the opinion of management, all adjustments, of a normal recurring nature, considered necessary for a fair presentation have been included in the unaudited condensed consolidated financial statements. The Company believes that the disclosures provided herein are adequate to prevent the information presented from being misleading.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States of America (“US GAAP”). The Company maintains its accounting records under the accrual method of accounting in conformity with US GAAP.

Business Combination

Business Combination

NKMAX held a majority of the voting power of Legacy NKGen before the Business Combination and continued to hold a majority of the voting power of the Company after the Business Combination. Therefore, as there was no change in control, the Business Combination was accounted for as a common control transaction with respect to Legacy NKGen along with a reverse recapitalization of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy NKGen with the Business Combination being treated as the equivalent of Legacy NKGen issuing shares for the net assets of Graf, accompanied by a recapitalization. The net assets of Graf were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Legacy NKGen and the accumulated deficit of Legacy NKGen has been carried forward after Closing.

Upon the consummation of the Business Combination, all of Legacy NKGen’s equity was converted into equity of the Company based upon an exchange ratio (“Exchange Ratio”). In addition, all stock options of Legacy NKGen were converted using the Exchange Ratio into options exercisable for shares of the Company with the same terms and vesting conditions. The Exchange Ratio as of September 29, 2023, the date of Closing, was approximately 0.408.

All periods prior to the Business Combination have been retrospectively adjusted using the Exchange Ratio to reflect the reverse recapitalization. In connection with the reverse recapitalization treatment of the Business Combination, all issued and outstanding securities of Graf upon Closing were treated as issuances of the Company upon the consummation of the Business Combination.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that impact the reported amounts of certain assets and liabilities, certain disclosures at the date of the unaudited condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s unaudited condensed consolidated financial statements include, but are not limited to, accrued clinical and research and development expenses, legacy convertible notes, convertible 12% promissory notes, senior convertible promissory notes due to related parties, forward purchase derivative liabilities, derivative warrant liabilities, derivative warrant assets, common stock, and equity awards. These estimates and assumptions are based upon historical experience, knowledge of current events, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that impact the reported amounts of certain assets and liabilities, certain disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s consolidated financial statements include, but are not limited to, accrued clinical and research and development expenses, legacy convertible promissory notes, senior convertible promissory notes due to related parties, forward purchase derivative liabilities, derivative warrant liabilities, common stock, and equity awards. These estimates and assumptions are based upon historical experience, knowledge of current events, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results could differ materially from those estimates.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on an enterprise-wide basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one reportable segment. Additionally, the Company generates all of its revenues, and maintains all of its long-lived assets within the United States.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The carrying amounts reported in the balance sheets for cash and cash equivalents are valued at cost, which approximate their fair value. The Company has not experienced any losses in such accounts and management believes the Company has no highly liquid investments exposed to credit risk.

Restricted Cash

Restricted Cash

Restricted cash consists of funds that are contractually restricted due to a revolving line of credit, which was entered into during June 2023. In accordance with the terms of the revolving line of credit, the Company was required to maintain $15.0 million in cash balances with the lender from March 31, 2024 until repayment of all principals and other payables to the lender under the revolving line of credit was made as additional collateral for the borrowings. In April 2024, the lender subsequently waived the minimum cash deposit requirement in exchange for the Company’s agreement to use the lender as their primary banking relationship. As of both March 31, 2024 and December 31, 2023, $0.3 million in restricted cash was recorded on the unaudited condensed consolidated balance sheet. The Company includes its restricted bank deposits in cash, cash equivalents and restricted cash when reconciling beginning-of-period and end-of-period total amounts shown on the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2024.

Restricted Cash

Restricted cash consists of funds that are contractually restricted due to a revolving line of credit, which was entered into during June 2023. In accordance with the terms of the revolving line of credit, the Company was required to maintain $15.0 million in cash balances with the lender from March 31, 2024 until repayment of all principals and other payables to the lender under the revolving line of credit was made as additional collateral for the borrowings. In April 2024, the lender subsequently waived the minimum cash deposit requirement in exchange for the Company’s agreement to use the lender as their primary banking relationship. As of December 31, 2023, $0.3 million in restricted cash was recorded on the consolidated balance sheet. No restricted cash balances were recorded as of December 31, 2022. The Company includes its restricted bank deposits in cash, cash equivalents and restricted cash when reconciling beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows for the years ended December 31, 2023 and 2022.

Concentrations of Risk

Concentrations of Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. The Company minimizes the amount of credit exposure by investing cash that is not required for immediate operating needs in money market funds, government obligations, and/or commercial paper with short maturities. To date, the Company has not experienced any losses associated with this credit risk and continues to believe this exposure is not significant. Cash deposits are insured by the Federal Deposit Insurance Corporations (“FDIC”) up to $250,000. From time to time, the Company may have cash deposits in excess of the FDIC insured limit.

For each of the years ended December 31, 2023 and 2022, no customer accounted for over 10% of total revenue and the Company had no trade accounts receivables outstanding. For each of the years ended December 31, 2023 and 2022, the Company had zero and less than $0.1 million in other receivables, respectively.

Property and Equipment, net

Property and Equipment, net

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the term of the lease by use of the straight-line method. Repairs and maintenance costs are charged to expense as incurred. When assets are retired or sold, the assets and accumulated depreciation are removed from the respective amounts and any gain or loss is recognized, as applicable, in the accompanying consolidated statements of operations and comprehensive loss.

Capitalized Software, net

Capitalized Software, net

Expenditures related to internal use software are capitalized. Such expenditures are amortized over their period of benefit, which are generally three-year period, using the straight-line method.

Transaction Costs

Transaction Costs

The Company capitalizes deferred transaction costs, which primarily consist of incremental legal fees, accounting fees and other costs directly attributable to anticipated capital-raising transactions. The deferred transaction costs are reclassified upon the occurrence of the associated capital-raising transactions. All deferred transaction costs during the year ended December 31, 2023 were reclassified upon Closing of the Business Combination. No deferred transaction costs were recorded as of December 31, 2022.

Transaction costs not specific to a single instrument are allocated on a relative fair value basis. Transaction costs allocated to equity-classified instruments are recorded to additional paid in capital. Transaction costs allocated to liability-classified instruments with recurring fair value measurements are recorded as transaction costs expenses in the consolidated statements of operations and comprehensive loss.

Deferred Debt Issuance Costs

Deferred Debt Issuance Costs

Costs incurred through the issuance of the revolving line of credit to parties who are providing short-term financing availability are reflected as deferred debt issuance costs. These costs are generally amortized to interest expense over the life of the financing instrument using the effective interest rate method or other methods approximating the effective interest method. As of both March 31, 2024 and December 31, 2023, less than $0.1 million in deferred debt issuance costs were recorded to prepaid expenses and other current assets on the unaudited condensed consolidated balance sheets.

Deferred Debt Issuance Costs

Costs incurred through the issuance of the revolving line of credit to parties who are providing short-term financing availability are reflected as deferred debt issuance costs. These costs are generally amortized to interest expense over the life of the financing instrument using the effective interest rate method or other methods approximating the effective interest method. As of December 31, 2023, less than $0.1 million in deferred debt issuance costs were recorded to prepaid expenses and other current assets on the consolidated balance sheets. No deferred debt issuance costs were recorded as of December 31, 2022.

Hybrid Instruments

Hybrid Instruments

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 480, Distinguishing Liabilities from Equity, when evaluating the accounting for its hybrid instruments. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date.

Hybrid Instruments

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 480, Distinguishing Liabilities from Equity, when evaluating the accounting for its hybrid instruments. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date.

Derivative Instruments

Derivative Instruments

FASB ASC 815, Derivatives and Hedging Activities, requires companies to bifurcate certain features from their host instruments and account for them as free-standing derivative financial instruments should certain criteria be met. The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates its financial instruments to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive loss each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s unaudited condensed consolidated balance sheets. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Derivative Instruments

FASB ASC 815, Derivatives and Hedging Activities, requires companies to bifurcate certain features from their host instruments and account for them as free-standing derivative financial instruments should certain criteria be met. The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates its financial instruments to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s consolidated balance sheet. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Debt

Debt

For convertible debt instruments that are not considered liabilities under ASC 480 or ASC 815, the Company applies ASC 470, Debt, for the accounting of such instruments, including any premiums or discounts. The Company’s bridge loans, senior convertible promissory notes, and convertible bridge loans accounted for under ASC 470. Accrued interest paid-in-kind is added to the carrying amount of the Company’s senior convertible promissory notes.

Debt

For convertible debt instruments that are not considered liabilities under ASC 480 or ASC 815, the Company applies ASC 470, Debt, for the accounting of such instruments, including any premiums or discounts. The Company’s senior convertible promissory notes are accounted for under ASC 470. Accrued interest paid-in-kind is added to the carrying amount of the Company’s senior convertible promissory notes.

Subscription and Shareholder Receivables

Subscription and Shareholder Receivables

The Company records stock issuances at the effective date. If the amounts are not funded upon issuance, the Company records a subscription receivable or shareholder receivable as an asset on the balance sheet. When subscription receivables or shareholder receivables are not received prior to the balance sheet date in satisfaction of the requirements under ASC 505, Equity, the subscription or shareholder receivable is reclassified as a contra account to stockholder’s equity (deficit) on the balance sheet.

Shareholder receivables represent amounts due from shareholders. If the shareholder does not fund the receivable prior to the balance sheet date, the Company records a receivable that is reclassified as a contra account to stockholder’s deficit on the balance sheet. During March 31, 2024, $0.5 million due from shareholders was received by the Company.

Subscription and Shareholder Receivables

The Company records stock issuances at the effective date. If the amounts are not funded upon issuance, the Company records a subscription receivable or shareholder receivable as an asset on the balance sheet. When subscription receivables or shareholder receivables are not received prior to the balance sheet date in satisfaction of the requirements under ASC 505, Equity, the subscription or shareholder receivable is reclassified as a contra account to stockholder’s equity (deficit) on the balance sheet.

Shareholder receivables represent amounts due from shareholders. If the shareholder does not fund the receivable prior to the balance sheet date, the Company records a receivable that is reclassified as a contra account to stockholder’s equity (deficit) on the balance sheet.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset, or asset group, may not be recoverable. Recoverability is measured by a comparison of the carrying amount of an asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. The Company has not recognized any impairment losses for the three months ended March 31, 2024 and 2023.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset, or asset group, may not be recoverable. Recoverability is measured by a comparison of the carrying amount of an asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. The Company has not recognized any impairment losses for the years ended December 31, 2023 and 2022.

Fair Value Option

Fair Value Option

In lieu of bifurcation, on an instrument-by-instrument basis, the Company may elect the fair value option for certain financial instruments that meet the required criteria under ASC 825, Financial Instruments. The Company elected the fair value option for both its legacy convertible notes and convertible 12% promissory notes, which met the required criteria under ASC 825, Financial Instruments. Interest expense associated with both the legacy convertible and convertible 12% promissory notes is included in the change in fair value of such instruments.

Fair Value Option

In lieu of bifurcation, on an instrument-by-instrument basis, the Company may elect the fair value option for certain financial instruments that meet the required criteria under ASC 825, Financial Instruments. The Company elected the fair value option for its legacy convertible promissory notes, which met the required criteria under ASC 825, Financial Instruments. Interest expense associated with the legacy convertible promissory notes is included in the change in fair value of such instruments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.

Level 1	—	Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.
Level 2	—

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3	—	Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during three months ended March 31, 2024 and 2023.

ASC 820, Fair Value Measurement, states that in many cases, the transaction price will equal the fair value (for example, that might be the case when on the transaction date, the transaction to buy an asset takes place in the market in which the asset is sold). In determining whether a transaction price represents the fair value at initial recognition, the Company considers various factors such as whether the transaction was between related parties, is a forced transaction, or whether the unit of account for the transaction price does not represent the unit of account for the measured instrument.

The Company does not measure assets at fair value on a recurring basis. The Company’s liabilities that are measured at fair value on a recurring basis are its liability classified warrants, convertible 12% promissory notes, and forward purchase derivative liabilities. Refer to Note 9, Fair Value of Financial Instruments, for further discussion regarding the Company’s fair value measurements. The carrying value of the Company’s related party loans approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans, which are due within three years or less from issuance. The carrying value of the Company’s cash, restricted cash, accounts payable, accrued expenses, bridge loans, convertible bridge loans, other current liabilities, and revolving line of credit approximates fair value primarily due to the short-term nature of such accounts.

Fair Value of Financial Instruments

The Company follows ASC 820-10, Fair Value Measurements and Disclosures, issued by the FASB with respect to fair value reporting for financial assets and liabilities. The guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The Company’s financial instruments include cash and cash equivalents, prepaid expenses and other current assets, capitalized software, accounts payable, accrued expenses, convertible promissory notes issued from 2019 through 2022 to investors (“2019 Convertible Notes”), convertible promissory notes due to related parties (“Related Party Convertible Notes”, together with the 2019 Convertible Notes, “Convertible Notes”), debt due to a related party (“Related Party Loans”), and other current liabilities. The carrying amount of cash and cash equivalents, prepaid expenses and other current assets, capitalized software, accounts payable, accrued expenses, revolving line of credit, and related party loans, and other current liabilities are generally considered to be representative of their respective values because of the short-term nature of those instruments.

The Company elects to account for its 2019 Convertible Notes and Related Party Convertible Notes, which meet the required criteria, at fair value at inception and at each subsequent reporting date. Subsequent changes in fair value of the Convertible Notes are recorded within other expenses, net on the accompanying consolidated statements of operations and comprehensive loss. Interest expense associated with the Convertible Notes is included in the change in fair value for the Convertible Notes. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying value of the Company’s Related Party Loans approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans.

ASC 820, Fair Value Measurement, states that in many cases, the transaction price will equal the fair value (for example, that might be the case when on the transaction date, the transaction to buy an asset takes place in the market in which the asset is sold). In determining whether a transaction price represents the fair value at initial recognition, the Company considers various factors such as whether the transaction was between related parties, is a forced transaction, or whether the unit of account for the transaction price does not represent the unit of account for the measured instrument. The Company does not measure assets at fair value on a recurring basis. Refer to Note 9, Fair Value of Financial Instruments, for further discussion regarding the Company’s fair value measurements. The carrying value of the Company’s related party loans approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans, which are due within one year from December 31, 2023.

Employee Benefit Plan

Employee Benefit Plan

Effective January 1, 2019, the Company adopted and maintains a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code, on behalf of its eligible employees. Upon consummation of the Business Combination, the Company adopted the 2023 equity incentive plan (“2023 Plan”), at which date NKGen determined it will no longer grant any additional awards under the 2019 Plan. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. During the years ended December 31, 2023 and 2022, the Company did not contribute to either plan.

Revenue Recognition

Revenue Recognition

Historically, the Company recognized revenue in connection with Coronavirus Disease of 2019 (“COVID-19”) testing services. During the first quarter of the year ended December 31, 2023, the Company ceased providing COVID-19 testing services.

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which applies to all contracts with customers, except for contracts within the scope of other standards, such as leases, insurance, collaboration arrangements, and financial instrument. Under ASC 606, revenue is recognized in a manner that depicts the transfer of control of a product or a service to a customer and reflects the amount of the consideration the Company is entitled to receive in exchange for such product or service. In doing so, the Company follows a five-step approach: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when (or as) the customer obtains control of the product or service. The Company considers the terms of a contract and all relevant facts and circumstances when applying the revenue recognition standard. The Company applies the revenue recognition standard, including the use of any practical expedients, consistently to contracts with similar characteristics and in similar circumstances.

The transaction price is the amount of consideration the Company is entitled to receive in exchange for the transfer of control of a product or a service to a customer. To determine the transaction price, the Company considers the existence of any significant financing component, the effects of any variable elements, noncash considerations and consideration payable to the customer. If a significant financing component exists, the transaction price is adjusted for the time value of money. If an element of variability exists, the Company must estimate the consideration it expects to receive and uses that amount as the basis for recognizing revenue as the product or the service is transferred to the customer.

If a contract has multiple performance obligations, the Company allocates the transaction price to each distinct performance obligation in an amount that reflects the consideration the Company is entitled to receive in exchange for satisfying each distinct performance obligation. For each distinct performance obligation, revenue is recognized when (or as) the Company transfers control of the product or the service applicable to such performance obligation.

In those instances where the Company first receives consideration in advance of satisfying its performance obligation, the Company classifies such consideration as contract liability until (or as) the Company satisfies such performance obligation. In those instances where the Company first satisfies its performance obligation prior to its receipt of consideration, the consideration is recorded as accounts receivable.

The Company expenses incremental costs of obtaining and fulfilling a contract as and when incurred if the expected amortization period of the asset that would be recognized is one year or less, or if the amount of the asset is immaterial. Otherwise, such costs are capitalized as contract assets if they are incremental to the contract and amortized to expense proportionate to revenue recognition of the underlying contract.

Collaboration Agreement

Collaboration Agreement

The Company has entered into a research agreement that falls under the scope of ASC 808, Collaborative Arrangements. Reimbursements from a collaboration partner are recorded as a reduction to research and development expense in the consolidated statements of operations and comprehensive loss. Similarly, amounts that are owed to a collaboration partner are recognized as research and development expense in the consolidated statements of operations and comprehensive loss.

Research and Development Expenses

Research and Development Expenses

All research and development costs are expensed in the period incurred. Research and development expenses primarily consist of services provided by contract organizations for clinical development, salaries and related expenses for personnel, including stock-based compensation expense, outside service providers, facilities costs, fees paid to consultants and other professional services, license fees, depreciation and supplies used in research and development. Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the related goods or services are received. Costs are accrued for research performed over the service periods specified in the contracts and estimates are adjusted, if required, based upon an ongoing review of the level of effort and costs actually incurred.

Leases

Leases

The Company accounts for its leases under ASC 842, Leases. The operating lease right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset during the lease term, and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating leases are included in the ROU asset, current operating lease liabilities, and non-current operating lease liabilities in the accompanying condensed consolidated balance sheets. The operating lease ROU asset and lease liabilities are initially recognized based on the present value of the future minimum lease payments over the lease term at commencement date calculated using the Company’s incremental borrowing rate applicable to the lease asset, unless the implicit rate is readily determinable. The operating lease ROU asset also includes any lease payments made at or before lease commencement and exclude any lease incentives received. The Company determines the lease term as the noncancelable period of the lease and may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Leases with a term of 12 months or less are not recognized in the balance sheet. The Company’s leases do not contain any residual value guarantees. Lease expense for minimum lease payments is recognized as rent expense on a straight-line basis over the lease term. Operating expenses such as common area maintenance and utilities are treated as variable lease payments.

Leases

The Company accounts for its leases under ASC 842, Leases. Operating lease right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset during the lease term, and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating leases are included in ROU assets, current operating lease liabilities, and non-current operating lease liabilities in the accompanying balance sheets. Operating lease ROU assets and lease liabilities are initially recognized based on the present value of the future minimum lease payments over the lease term at commencement date calculated using the Company’s incremental borrowing rate applicable to the lease asset, unless the implicit rate is readily determinable. Operating lease ROU assets also include any lease payments made at or before lease commencement and exclude any lease incentives received. The Company determines the lease term as the noncancelable period of the lease and may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Leases with a term of 12 months or less are not recognized in the balance sheet. The Company’s leases do not contain any residual value guarantees. Lease expense for minimum lease payments is recognized as rent expense on a straight-line basis over the lease term. Variable lease payments include lease operating expenses.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense is comprised of stock options awarded to employees and consultants. The Company accounts for share-based awards under the fair value method prescribed by ASC 718-10, Stock Compensation. The fair value of stock options is estimated using the Black-Scholes option pricing model on the date of grant. This option pricing model involves a number of estimates, including the per share value of the underlying common stock, exercise price, estimate of future volatility, expected term of the stock option award, risk-free interest rate and expected annual dividend yield.

The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s board of directors as there was no public market for the underlying common stock prior to October 2, 2023. The Company’s board of directors determines the fair value of the Company’s common stock by considering a number of objective and subjective factors including contemporaneous third-party valuations of its common stock, the valuation of comparable companies, sales of the Company’s common stock to outside investors in arms-length transactions, the Company’s operating and financial performance, the lack of marketability, and general and industry specific economic outlook, and the implied fair values upon a merger transaction, amongst other factors.

The Company recognizes the expense for options with graded-vesting schedules on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures are recognized as they occur.

Stock-Based Compensation

Stock-based compensation expense is comprised of stock options awarded to employees and consultants. The Company accounts for share-based awards under the fair value method prescribed by ASC 718-10, Stock Compensation. The fair value of stock options is estimated using the Black-Scholes option pricing model on the date of grant. This option pricing model involves a number of estimates, including the per share value of the underlying common stock, exercise price, estimate of future volatility, expected term of the stock option award, risk-free interest rate and expected annual dividend yield.

The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s board of directors as there was no public market for the underlying common stock prior to October 2, 2023. The Company’s board of directors determines the fair value of the Company’s common stock by considering a number of objective and subjective factors including contemporaneous third-party valuations of its common stock, the valuation of comparable companies, sales of the Company’s common stock to outside investors in arms-length transactions, the Company’s operating and financial performance, the lack of marketability, and general and industry specific economic outlook, and the implied fair values upon a merger transaction, amongst other factors.

The Company recognizes the expense for options with graded-vesting schedules on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures are recognized as they occur.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability. No tax liability, interest and penalties have been recognized in the consolidated financial statements attributed to uncertain tax positions.

Basic and Diluted Net Loss Per Common Share

Basic and Diluted Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the year by the weighted-average number of common shares outstanding during the year. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding and potentially dilutive securities outstanding for the period using the treasury stock or if-converted method if their inclusion is dilutive. Diluted net loss per common share is the same as basic net loss per common share because the inclusion of potentially dilutive shares would be anti-dilutive to the calculation of net loss per common share.

The Company has one class of shares issued and outstanding. Accordingly, basic and diluted net loss per share is not allocated among multiple classes of shares. Basic and diluted net loss per share for all periods prior to the Closing have been retrospectively adjusted by the Exchange Ratio to affect the reverse recapitalization.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for three months ended March 31, 2024 include the following:

Private warrants	4,721,533
Working capital warrants	523,140
Public warrants	3,432,286
PIPE warrants	10,209,994
Stock options	1,969,261
SPA warrants	1,000,000
Senior convertible notes’ shares	1,000,000
Deferred founder shares(1)	1,173,631
Convertible bridge loan warrants	1,250,000
Convertible bridge loan consideration shares	7,334
Convertible bridge loans	619,146
Convertible 12% promissory note warrants	660,000
Convertible 12% promissory notes	367,850
Total	26,934,175

(1)      As described in Note 8, Related Party Transactions, deferred founder shares do not have voting rights, do not participate in dividends and are not transferrable absent the Company’s consent. Therefore, while deferred founder shares are considered outstanding for legal purposes and are included in the total quantity of outstanding shares on the unaudited condensed consolidated statements of stockholders’ deficit, they are not considered outstanding for accounting purposes, including basic and diluted net loss per share purposes.

Basic and Diluted Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the year by the weighted-average number of common shares outstanding during the year. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding and potentially dilutive securities outstanding for the period using the treasury stock or if-converted method if their inclusion is dilutive. Diluted net loss per common share is the same as basic net loss per common share because the inclusion of potentially dilutive shares would be anti-dilutive to the calculation of loss and comprehensive loss per common share.

The Company has one class of shares Issued and outstanding. Accordingly, basic and diluted net loss per share is not allocated among multiple classes of shares. Basic and diluted net loss per share for all periods prior to the Closing have been retrospectively adjusted by the Exchange Ratio to affect the reverse recapitalization.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for the year ended December 31, 2023 include the following:

Private warrants	4,721,533
Working capital warrants	523,140
Public warrants	3,432,286
PIPE warrants	10,209,994
Stock options	2,078,986
SPA warrants	1,000,000
Senior convertible notes’ shares	1,000,000
Deferred founder shares(1)	1,173,631
Total	24,139,570

____________

(1)      As described in Note 8, Related Party Transactions, deferred founder shares do not have voting rights, do not participate in dividends and are not transferrable absent the Company’s consent. Therefore, while deferred founder shares are considered outstanding for legal purposes and are included in the total quantity of outstanding shares on the consolidated statements of stockholders’ equity (deficit), they are not considered outstanding for accounting purposes, including basic and diluted net loss per share purposes.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for the year ended December 31, 2022 includes stock options of 185,231 (after giving effect to the Exchange Ratio), in addition to the shares underlying the Legacy Convertible Notes. The Company is unable to quantify the number of shares underlying the legacy convertible notes for the year ended December 31, 2022 as the quantity of shares issuable upon conversion was not determinable for the period.

Emerging Growth Company

Emerging Growth Company

The Company is an “Emerging Growth Company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Measurement of Credit Losses on Financial Instruments. ASU 2016-13, together with a series of subsequently issued related ASUs, has been codified in Topic 326. Topic 326 establishes new requirements for companies to estimate expected credit losses when measuring certain financial assets, including accounts receivables. The new guidance is effective for fiscal years beginning after December 15, 2022. The Company adopted the new guidance with its fiscal year beginning January 1, 2023. The adoption of ASC 326 had no material impact on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current accounting principles and removes certain settlement conditions required for equity contracts to qualify for the derivative scope exception. ASU 2020-06 will be effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted the new guidance during the fiscal year ended December 31, 2023. The adoption of ASU 2020-06 had no material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the Company’s unaudited condensed consolidated financial statements, once adopted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in our consolidated financial statements, once adopted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.